Stock-Based Compensation (Stock Option Transactions) (Details) (Stock Options [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 29, 2011
Stock Options [Member]
Options outstanding at June 30, 2010, Number of Options	7,640
Granted, Number of Options	786
Exercised, Number of Options	(1,726)
Forfeited or canceled, Number of Options	(563)
Options outstanding at June 29, 2011, Number of Options	6,137
Options exercisable at June 29, 2011, Number of Options	4,723
Options outstanding at June 30, 2010, Weighted Average Exercise Price	$ 21.52
Granted, Weighted Average Exercise Price	$ 19.07
Exercised, Weighted Average Exercise Price	$ 19.15
Forfeited or canceled, Weighted Average Exercise Price	$ 22.57
Options outstanding at June 29, 2011, Weighted Average Exercise Price	$ 21.77
Options exercisable at June 29, 2011, Weighted Average Exercise Price	$ 22.62
Options outstanding at June 29, 2011, Weighted Average Remaining Contractual Life (Years)	3.5
Options exercisable at June 29, 2011, Weighted Average Remaining Contractual Life (Years)	2.5
Options outstanding at June 29, 2011, Aggregate Intrinsic Value	$ 19,599
Options exercisable at June 29, 2011, Aggregate Intrinsic Value	$ 11,406